Consolidated statement of comprehensive income of Aegon Ltd. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [LineItems]
Net result from continuing and discontinued operations	€ 980	€ 676	€ (199)
Items that will not be reclassified to profit or loss:
Gains/ (losses) on investments in equity instruments (FVOCI)	0	1	0
Changes in revaluation reserve real estate held for own use	1	(1)	(2)
Remeasurements of defined benefit plans	9	(6)	(160)
Income tax relating to items that will not be reclassified	(4)	1	30
Discontinued operations that will not be reclassified	0	0	38
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	1,331	(1,101)	1,311
Realized gains / (losses) on disposal of financial assets (FVOCI)	312	70	577
Insurance finance income / (expenses)	(833)	2,250	(1,626)
Reinsurance finance income / (expenses)	119	(556)	349
Changes in cash flow hedging reserve	(209)	(217)	(185)
Income tax relating to items that may be reclassified	(156)	(86)	(95)
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	274	(86)	225
Realized gains / (losses) on disposal of financial assets (FVOCI)	31	12	129
Changes in cash flow hedging reserve	(16)	5	(7)
Movements in foreign currency translation and net foreign investment hedging reserves	(447)	224	(85)
Equity movements of joint ventures	3	(27)	(2)
Equity movements of associates	56	85	(7)
Disposal	(1)	(1)	0
Disposal of group assets	(2)	(11)	(9)
Income tax relating to items that may be reclassified	(62)	22	(72)
Discontinued operations that may be reclassified	0	0	12
Other	6	(5)	0
Total other comprehensive income / (loss)	412	573	421
Total comprehensive income / (loss)	1,392	1,248	222
Total comprehensive income/ (loss) attributable to:
Owners of Aegon Ltd.	1,403	1,253	259
Non-controlling interests	€ (11)	€ (4)	€ (37)